THE ALGER FUNDS

Alger Mid Cap Growth Fund

Supplement dated November 1, 2010 to the
Prospectus dated March 1, 2010
As supplemented to date

Alger Mid Cap Growth Fund

The following is added under the heading "Management" on page 14 of the Prospectus:

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010	Michael Young Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010

The following replaces the entry for Alger Mid Cap Growth Fund in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 62 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Mid Cap Growth Fund	Portfolio Manager: Dan C. Chung, CFA Co-Portfolio Managers: Ankur Crawford, Ph.D. Michael Young	September 2001 November 2010 November 2010

In addition, the following paragraphs are added to the descriptions of portfolio managers on pages 62 and 63 of the Prospectus.

"Ms, Crawford has been employed by the Manager since 2004 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager.

Mr. Young has been employed by the Manager since 2008 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager."

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THE ALGER FUNDS

Alger Mid Cap Growth Fund

Supplement dated November 1, 2010 to the
Statement of Additional Information
dated March 1, 2010

The following updates the information in the Statement of Additional Information regarding The Alger Funds.

(1)  The heading to the paragraph regarding Exchange-Traded Funds on page 17 of the Statement of Additional Information is deleted and replaced with the following:

"Exchange-Traded Funds (Capital Appreciation Fund, SMid Cap Growth Fund, Growth Opportunities Fund, Health Sciences Fund, Balanced Fund and Convertible Fund)"

(2)  A line item regarding other accounts managed by each of Ankur Crawford and Michael Young in the table under "Other Accounts Managed by Portfolio Managers" on page 42 of the Statement of Additional Information is added, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Ankur Crawford, Ph.D.*	2	$(969.4)	1	$(20.5)	—
Michael Young*	2	$(969.4)	1	$(20.5)	—

* This information is provided as of October 22, 2010.

(3)  A line item regarding each of Ankur Crawford's and Michael Young's ownership of Alger Mid Cap Growth Fund shares in the table under "Securities Owned by the Portfolio Managers" on page 42 of the Statement of Additional Information is added, as follows: "Currently neither Ms. Crawford nor Mr. Young owns any shares of Alger Mid Cap Growth Fund."

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